Vessels, net/Assets held for sale, Disposal of Vessels (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Mar. 11, 2025	Mar. 06, 2025	Dec. 31, 2024	Dec. 04, 2024	Nov. 13, 2024
Assets Held for Sale/ Disposal of Vessels [Abstract]
Net gain (loss) on sale of vessels	$ (2,001,646)	$ 19,307,595
M/V Magic Eclipse [Member]
Assets Held for Sale/ Disposal of Vessels [Abstract]
Sale price of vessel				$ 13,500,000
Net gain (loss) on sale of vessels	(2,000,000)
M/V Magic Callisto [Member]
Assets Held for Sale/ Disposal of Vessels [Abstract]
Sale price of vessel			$ 14,500,000
Net gain (loss) on sale of vessels	(5,600,000)
M/V Ariana A and M/V Gabriela A [Member]
Assets Held for Sale/ Disposal of Vessels [Abstract]
Carrying value					$ 34,625,833
Vessel's inventory					$ 107,570
M/V Ariana A [Member]
Assets Held for Sale/ Disposal of Vessels [Abstract]
Sale price of vessel							$ 16,500,000
M/V Gabriela A [Member]
Assets Held for Sale/ Disposal of Vessels [Abstract]
Sale price of vessel						$ 19,300,000
Net gain (loss) on sale of vessels	$ 200,000